Summary of Significant Accounting Policies (Details) - Schedule of Type of Customers - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Type of Customers [Abstract]
Direct sales	$ 4,305,506	$ 4,582,321
Distributors	43,884,570	50,250,526
Total Revenue	$ 48,190,076	$ 54,832,847